Share-Based Compensation - Share Activity Retention LTI (Detail) (Fiat Industrial, Retention LTI [Member], EUR €)	0 Months Ended	12 Months Ended
	Apr. 05, 2012	Dec. 31, 2013
Fiat Industrial, Retention LTI [Member]
Shares
Nonvested at beginning of year		1,100,000
Granted	1,100,000
Forfeited
Vested		(366.667) [1]
Nonvested at end of year		733,333
Grant-Date Fair Value
Nonvested at beginning of year		€ 7.795
Granted
Forfeited
Vested		€ 7.795
Nonvested at end of year		€ 7.795

[1]	As of February 27, 2014 the beneficiary has not exercised his rights with respect to the restricted share units vested.